Variable interest entities (Tables)	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of VIE's assets and liabilities
	December 31, 2018	December 31, 2017
Total assets	$4,568,913	$988,838
Total liabilities	$634,419	$637,271

	2018	2017
Revenue	$1,085,454	$404,958
Net profit (loss)	$160,216	$(123,693)